Subsequent Events (Details Narrative) - USD ($)										3 Months Ended			9 Months Ended		12 Months Ended
	Oct. 04, 2023	Oct. 02, 2023	Jul. 01, 2023	Apr. 03, 2023	Feb. 14, 2023	Jan. 04, 2023	Jan. 01, 2023	Dec. 21, 2022	Dec. 21, 2022	Sep. 30, 2023	Apr. 03, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Oct. 11, 2023
Subsequent Event [Line Items]
Sale of stock issued shares					3,000,000
Sale of stock issued per share					$ 0.10
Total cash proceeds					$ 300,000								$ 550,000	$ 150,000	$ 350,000	$ 3,577,505
shares issued during services value										$ 84,000		$ 134,128	$ 173,850	$ 134,128	$ 134,128	$ 133,755
Class of Warrant or Right, Number of Securities Called by Warrants or Rights															3,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 0.29			$ 0.29		$ 0.29	$ 0.10
Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Sale of stock issued shares				25,000		25,000		5,000
Common stock issued for services, shares			4,500				4,500
shares issued during services value			$ 45,000				$ 45,000
Series A Preferred Stock [Member] | Preferred Stock Sales [Member]
Subsequent Event [Line Items]
Sale of stock issued shares				25,000		25,000			5,000
Sale of Stock, Consideration Received on Transaction				$ 250,000		$ 250,000			$ 50,000
Warrants and Rights Outstanding, Term				5 years		5 years		5 years	5 years		5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				2,500,000		2,500,000		500,000	500,000		2,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.25		$ 0.25		$ 0.25	$ 0.25		$ 0.25
Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of stock issued shares		1,000,000			3,000,000
Sale of stock issued per share		$ 0.10			$ 0.10
Total cash proceeds		$ 100,000			$ 300,000
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Common stock issued for services, shares							4,500
shares issued during services value							$ 45,000
Subsequent Event [Member] | Series A Preferred Stock [Member] | Preferred Stock Sales [Member]
Subsequent Event [Line Items]
Sale of stock issued shares											25,000
Sale of Stock, Consideration Received on Transaction											$ 250,000
Warrants and Rights Outstanding, Term				5 years							5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				2,500,000							2,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.25							$ 0.25
Subsequent Event [Member] | Clear Think Capital Partners L L C [Member]
Subsequent Event [Line Items]
Common stock issued for services, shares	572,083
shares issued during services value	$ 51,487
Unsecured Promissory Note [Member] | Joerg Sommer [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument, face value																	$ 25,000
Debt interest rate, percentage																	10.00%